Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	March 31, 2026
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$60,687	$—	$—	$60,687
U.S. Treasury securities	—	25,242	—	25,242
Total assets measured at fair value	$60,687	$25,242	$—	$85,929
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$65,605	$65,605
NRA Warrants	—	—	28,083	28,083
Second lien loan	—	—	11,346	11,346
Total liabilities measured at fair value	$—	$—	$105,034	$105,034

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$33,320	$—	$—	$33,320
U.S. Treasury securities	—	69,908	—	69,908
Total assets measured at fair value	$33,320	$69,908	$—	$103,228
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$110,881	$110,881
NRA Warrants	—	—	47,465	47,465
Second lien loan	—	—	10,872	10,872
Total liabilities measured at fair value	$—	$—	$169,218	$169,218

The following tables summarize the Company’s financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$33,320	$—	$—	$33,320
U.S. Treasury securities	—	69,908	—	69,908
Total assets measured at fair value	$33,320	$69,908	$—	$103,228
Liabilities
Common stock warrants
PIPE Warrants	$—	$—	$110,881	$110,881
NRA Warrants	—	—	47,465	47,465
Second lien loan	—	—	10,872	10,872
Total liabilities measured at fair value	$—	$—	$169,218	$169,218

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$9,439	$—	$—	$9,439
Total assets measured at fair value	$9,439	$—	$—	$9,439
Liabilities
SAFEs	$—	$—	$59,301	$59,301
Redeemable convertible preferred stock warrant liabilities	—	—	1,619	1,619
Total liabilities measured at fair value	$—	$—	$60,920	$60,920

Schedule of Changes in Estimated Fair Values of Liabilities
The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	PIPE Warrants	NRA Warrants	Second Lien Loans
Balance as of December 31, 2025	$110,881	$47,465	$10,872
Fair value remeasurement	(45,276)	(19,382)	474
Balance as of March 31, 2026	$65,605	$28,083	$11,346

	SAFE(1)	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants(1)
Balance as of December 31, 2024	$59,301	$1,619
Issuance during the year	21,660	—
Fair value remeasurement	108,375	115
Balance as of March 31, 2025	$189,336	$1,734
____________________
(1)In connection with the Closing, these instruments were fully converted, exercised, or assumed and reclassified to equity (see Note 3). Accordingly, there were no outstanding balances as of March 31, 2026 and December 31, 2025.

The following table summarizes changes in the estimated fair values of these liabilities (in thousands):

	PIPE Warrants	Non-Redemption Warrants	Second Lien Loans	SAFE	Legacy Kodiak Redeemable Convertible Preferred Stock Warrants
Balance as of December 31, 2023	$—	$—	$—	$10,000	$2,045
Issuance during the year	—	—	—	45,192	—
Fair value remeasurement	—	—	—	4,109	(426)
Balance as of December 31, 2024	—	—	—	59,301	1,619
Issuance during the year	86,359	36,968	43,865	23,660	—
Exchange of SAFE for second lien loan	—	—	10,000	(10,000)	—
Reclassification of Assumed Kodiak Warrants	—	—	—	—	(3,842)
Fair value remeasurement	24,522	10,497	24,387	190,075	7,272
Settlement via conversion or exercise	—	—	(67,380)	(263,036)	(5,049)
Balance as of December 31, 2025	$110,881	$47,465	$10,872	$—	$—